Expense Example, No Redemption (Vanguard Mortgage-Backed Securities Index Fund Institutional)	Vanguard Mortgage-Backed Securities Index Fund Vanguard Mortgage-Backed Securities Index Fund - Institutional Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115